Commitments and contingent liabilities, Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 212
Decrease in tax contingency related to transfer pricing	23
Maximum amount of possible additional losses, transfer pricing	357	$ 30	$ 184
Other tax contingencies included in tax accrual	730
Decrease in other tax contingencies included in tax accrual	201
Maximum amount of possible additional losses, other tax contingencies	253
Accrued interest	$ 116
Minimum
Commitments and contingent liabilities
Anticipated number of years significant disputes may be resolved	1 year
Maximum
Commitments and contingent liabilities
Anticipated number of years significant disputes may be resolved	2 years